11. Convertible Debentures (Details)		1 Months Ended	12 Months Ended
	Nov. 23, 2021 $ / shares shares	Feb. 28, 2021 CAD ($)	Jun. 30, 2023	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
Details
Convertible Debt Issue		$ 865,263
Debentures discount percentage		5.00%
Proceeds Value		$ 805,000
Cash Commission Amount		$ 15,000
Interest Accrued Description			(i) 12% per annum or (ii) Wall Street Prime Rate + 7%, is convertible, at the option of the Debenture holder, into common shares of the Company at a price that is the lesser of (i) $1.25 per share or (ii) a 20% discount to the price of a Liquidity Transaction (defined below). The conversion feature expires (the “Expiry Date”) on the earlier of 24 months from execution, or the closing of a registered public offering (the “Liquidity Transaction”)
Interest Accrues Lesser Description			In the event of a default, interest accrues at the lesser of (i) 24% per annum or (ii) the maximum legally authorized rate. The Company has the right to repay the note prior to maturity at 110% of the then outstanding principal and interest. The Company must provide 30 days’ notice and the Lender shall have the right to convert prior to the 30-day notice expiration
Fair Value Conversion Feature Description			The Company determined the fair value of the conversion feature component upon initial recognition was $442,589. The residual $362,411 value of the $805,000 net proceeds received was allocated on a pro-rata basis between the debt component ($271,642) and the warrants component ($90,769) based on their relative fair values. The debt component was discounted at a rate of 20% and 346,104 subscriber warrants were valued using Black-Scholes, based on the following assumptions: expected life of 2.5 years, expected volatility of 70%, expected dividend yield of nil, risk-free interest of 0.18% – 0.22%, market price of $1.50, and an exercise price of $1.50. During the year ended June 30, 2022, the Company recognized accretion expense of $91,895 (2021 – $101,565) relating to accreting the debt component of the Debentures up to their principal value, and interest of $34,990 (2021 – $38,699)
Transaction cost descriptions			The Company incurred $24,507 in transaction costs pursuant to the issuance of the Debentures, including paying a $15,000 cash commission, issuing 15,000 finders’ warrants (each a “Finder’s Warrants”) exercisable at $1.50 for the earlier of (i) 60 months from the grant date or (ii) 24 months from the Company completing a listing on a Canadian stock exchange and $27 in bank charges. These costs, along with the $45,263 discount, are being amortized over the term of the Debentures. The 15,000 Finders’ Warrants were valued using Black-Scholes, based on the following assumption: expected life of 2.5 years, expected volatility of 70%, expected dividend yield of nil, risk-free interest rate of 0.18% – 0.22%, market price of $1.50, and an exercise price of $1.50
Amortized Transaction Cost				$ 56,512	$ 13,284
Warrants Reserve Value				$ 2,025
Common per share (in CAD per share) | $ / shares	$ 1.25
Issuance of Conversion of Debentures (in Shares) | shares	751,163